Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans	$ 315,966	$ 311,468	$ 320,127
Allowance for loan losses	(4,735)	(5,852)	(5,213)	(4,729)
Loans, net	311,231	305,616
Agricultural
Loans	37,048	31,790	38,929
Allowance for loan losses	(178)	(140)	(55)	(181)
Commercial and Industrial
Loans	68,530	67,365	58,685
Allowance for loan losses	(562)	(381)	(609)	(641)
Consumer
Loans	19,931	19,367	18,657
Allowance for loan losses	(192)	(250)	(197)	(243)
Commercial Real Estate
Loans	96,987	93,312	106,250
Allowance for loan losses	(1,842)	(2,596)	(2,299)	(1,729)
Construction Real Estate
Loans	890	1,056	1,169
Allowance for loan losses	(12)	(15)	(34)	(2)
Residential Real Estate
Loans	92,580	98,578	96,437
Allowance for loan losses	$ (1,626)	$ (1,923)	$ (1,847)	$ (1,554)